Basis of Preparation	12 Months Ended
Mar. 31, 2026
Basis of Preparation [Abstract]
Basis of Preparation

2. Basis of Preparation

(1)
Compliance with IFRS® Accounting Standards

The Group’s consolidated financial statements have been prepared on a going concern basis in accordance with IFRS® Accounting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretations committees (Standing Interpretations Committee (“SIC”) and IFRS Interpretations Committee (“IFRIC”)).

(2)
Basis of Measurement

The Group’s consolidated financial statements have been prepared on a historical cost basis except for items such as financial instruments measured at fair value as described in Note 3, Material Accounting Policies, and business combinations under common control accounted for using the book value in the ultimate parent company's consolidated financial statements.

(3)
Functional Currency and Presentation Currency

Unless otherwise indicated, the Group’s consolidated financial statements are presented in Japanese yen, which is both the functional currency of the Company and presentation currency of the Group, and amounts are rounded to the nearest million Japanese yen.